Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Refundable tax previous year	9,640,567	4,436,810
Taxes under claim (1)	2,141,476	2,141,476
Argentinean tax credits	4,813,614	2,532,114
Monthly provisions	11,155,690	18,860,164
Payment of absorbed profit provision	24,104	75,141
Other credits	1,425,708	1,377,774
Total	29,201,159	29,423,479

(1)
This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013 and claim to ThCh$ 1,173,281 presented in April 2010 from the commercial year 2009.

Disclosure of current tax liabilities [Text Block]
Taxes payable are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chilean income taxes	18,335,047	7,033,363
Monthly provisional payments	3,970,511	4,365,187
Tax article 21	105,903	68,824
Estimated Argentinean minimum gain subsidiaries taxes	-	339,060
Others	115,173	-
Total	22,526,634	11,806,434

Disclosure of information about income and deferred tax expense [Text Block]
The income tax and deferred tax expense for the years ended as of December 31, 2017, 2016 and 2015, are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	(500,800)	(878,629)	(454,933)
Prior year adjustments	569,212	3,838,136	3,204,656
Effect of change in tax rates	(50,071)	(856,612)	(1,066,964)
Tax benefits (loss)	611,282	(765,292)	248,559
Total deferred tax expense	629,623	1,337,603	1,931,318
Current tax expense	(47,841,130)	(31,285,976)	(48,168,474)
Prior period adjustments	(1,154,469)	(298,010)	(3,877,360)
(Loss) Income from income tax	(48,365,976)	(30,246,383)	(50,114,516)

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	728	(20,648)	(17,563)
Actuarial gains and losses deriving from defined benefit plans	(47,228)	659,198	314,541
Charge to equity	(46,500)	638,550	296,978

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense as of December 31, 2017, 2016 and 2015 represents 24.59%, 17.80% and 26.23%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2017		2016		2015
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	196,474,395		170,328,270		190,640,106
Income tax using the statutory rate	(50,100,971)	25.50	(40,878,785)	24.00	(42,894,024)	22.50
Adjustments to reach the effective rate
Tax effect of permanent differences, net	4,071,180	(2.10)	10,357,858	(6.10)	(3,202,337)	1.68
Effect of change in tax rate	(50,071)	0.03	(856,612)	0.50	(1,066,964)	0.50
Effect of tax rates in Argentina and Uruguay	(1,700,857)	0.86	(1,308,482)	0.80	(2,278,487)	1.20
Prior year adjustments	(585,257)	0.30	2,439,638	(1.40)	(672,704)	0.35
Income tax, as reported	(48,365,976)	24.59	(30,246,383)	17.80	(50,114,516)	26.23

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Movement of deferred tax assets
Accounts receivable impairment provision	1,136,789	861,158
Other provisions	17,032,172	11,303,607
Benefits to staff	4,658,962	2,166,999
Inventory impairment provision	401,487	501,275
Severance indemnity	6,133,014	5,990,249
Inventory valuation	2,228,552	2,337,591
Intangibles	229,725	206,616
Other assets	2,672,022	3,536,573
Tax loss carryforwards	5,858,606	4,960,567
Total assets from deferred taxes	40,351,329	31,864,635

Deferred taxes liabilities
Property, plant and equipment depreciation	45,380,381	37,536,881
Agricultural operation expenses	7,130,896	5,698,674
Manufacturing indirect activation costs	5,258,290	4,865,509
Intangibles	11,736,406	12,351,442
Land	23,313,756	24,685,250
Other liabilities	1,530,382	1,677,702
Total liabilities from deferred taxes	94,350,111	86,815,458
Total	(53,998,782)	(54,950,823)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Movement of deferred tax assets	ThCh$
As of January 1, 2016	(55,708,250)
Increase in joint operation	(1,514,955)
Increase by business combination	(25,507)
Deferred Tax Losses Tax absorption	(178,473)
Deferred taxes from tax loss carry forwards absortion	1,337,603
Conversion effect	245,227
Deferred taxes against equity	638,550
Other deferred movements taxes	254,982
Change	757,427
As of December 31, 2016	(54,950,823)

As of January 1, 2017
Deferred Tax Losses Tax absorption	(199,082)
Deferred taxes from tax loss carry forwards absortion	629,622
Conversion effect	461,402
Other deferred movements taxes	60,099
Change	952,041
As of December 31, 2017	(53,998,782)